Subsequent Events (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Mar. 16, 2018	Mar. 15, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of option granted shares			283,333
Option exercise price			$ 22.77 [1]	$ 98.69
Option contractual life			9 years 2 months 12 days
Option vested year			3 years 1 month 6 days
Subsequent Event [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Employees [Member]
Number of option granted shares	3,573,113
Subsequent Event [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Chief Executive Officer [Member]
Number of option granted shares	1,458,414
Subsequent Event [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Chief Financial Officer [Member]
Number of option granted shares	583,366
Subsequent Event [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Holdco [Member]
Percentage of option issuable upon breach of minimum stock price		13.00%
Fair value of contractual stock price		$ 8.75
Option exercise price	$ 11.10
Option contractual life	5 years
Option vested description	The options shall vest as follows and shall be exercisable only to the extent that it has vested: 30% of the option shall vest once the volume weighted average price (“VWAP”), as defined in the options agreement, is equal to or greater than $13.125 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; an additional 30% of the options shall vest once the VWAP is equal to or greater than $17.50 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; an additional 30% of the Option shall vest once the VWAP is equal to or greater than $21.875 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; and an additional 10% of the Option shall vest once the VWAP is equal to or greater than $35 per Holdco Share for at least thirty (30) out of thirty-five (35) consecutive trading days; provided that the option-holder remains continuously employed by the Company (and/or any of its subsidiaries) from the grant date through (and including) the relevant date of vesting.
Subsequent Event [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Holdco [Member] | Non-employee Directors [Member]
Number of option granted shares	99,526
Option exercise price	$ 11.10
Option contractual life	5 years
Option vested year	3 years
Subsequent Event [Member] | Maximum [Member] | 2018 Long-Term Incentive Equity Plan [Member] | Holdco [Member]
Percentage of trigger rise options available during period		18.00%
Subsequent Event [Member] | M&T Facility [Member]
Line of credit maximum borrowing capacity		$ 200,000
Line of credit maturity date		Mar. 15, 2021
Subsequent Event [Member] | M&T Floor Plan Line of Credit [Member]
Line of credit maximum borrowing capacity		$ 175,000
Maximum amount of finance used inventory		45,000
Maximum draw down for rental units		$ 4,500
Line of credit rate description		The Base Rate is defined in the agreement as the highest of M&T’s prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%.
Line of credit commitments percentage		0.15%
Subsequent Event [Member] | M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio		2.00%
Subsequent Event [Member] | M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio		2.30%
Subsequent Event [Member] | M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio		1.00%
Subsequent Event [Member] | M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio		1.30%
Subsequent Event [Member] | M&T Term Loan [Member]
Term loan		$ 20,000
Principal balloon payment		$ 11,300
Subsequent Event [Member] | M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio		2.25%
Subsequent Event [Member] | M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio		3.00%
Subsequent Event [Member] | M&T Term Loan [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio		1.25%
Subsequent Event [Member] | M&T Term Loan [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio		2.00%
Subsequent Event [Member] | M&T Revolver [Member]
Line of credit maximum borrowing capacity		$ 5,000
Subsequent Event [Member] | M&T Revolver [Member] | Minimum [Member]
Line of credit commitments percentage		0.25%
Subsequent Event [Member] | M&T Revolver [Member] | Maximum [Member]
Line of credit commitments percentage		0.50%
Subsequent Event [Member] | M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio		2.25%
Subsequent Event [Member] | M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio		3.00%
Subsequent Event [Member] | M&T Revolver [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio		1.25%
Subsequent Event [Member] | M&T Revolver [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio		2.00%

[1]	In April 2017, options for the purchase of 216,667 common shares were modified such that the exercise price was reduced from $26.00 per share to $21.77 per share (see Note 14), reducing the weighted average exercise price from $26.00 per share to $22.77 per share.